4. Inventories	9 Months Ended
Mar. 31, 2014
Notes
4. Inventories

4.               INVENTORIES

Inventories at March 31, 2014, and June 30, 2013, consisted of the following:

	March 31, 2014	June 30, 2013
Raw materials	$206,289	$155,531
Finished goods	64,352	24,844
Total	$270,641	$180,375